Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Property, Equipment and Software, Net [Abstract]
Depreciation and amortization expenses	¥ 244	$ 34	¥ 463